UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longview Partners (Guernsey) Limited
Address: PO Box 559
         Sarnia House, Le Truchot
         St Peter Port, Guernsey, Channel Islands  GY1 6JG

13F File Number:  028-12889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Phil Corbet
Title:     Compliance Officer
Phone:     +44 1481 712 414

Signature, Place, and Date of Signing:

  /s/  Phil Corbet     Guernsey, Channel Islands     July 27, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $7,232,282 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-12890                     Longview Partners LP

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101   259446  2735330 SH       DEFINED 01            1637761        0  1097569
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101   383592  6348759 SH       DEFINED 01            3879459        0  2469300
AON CORP                       COM              037389103   327912  6392050 SH       DEFINED 01            3827360        0  2564690
BANK OF NEW YORK MELLON CORP   COM              064058100   286107 11167346 SH       DEFINED 01            6834981        0  4332365
BAXTER INTL INC                COM              071813109   346834  5810583 SH       DEFINED 01            3582529        0  2228054
BMC SOFTWARE INC               COM              055921100   256450  4688297 SH       DEFINED 01            2952382        0  1735915
CA INC                         COM              12673P105   262839 11507824 SH       DEFINED 01            6690309        0  4817515
CISCO SYS INC                  COM              17275R102   248888 15944168 SH       DEFINED 01            9543413        0  6400755
COVIDIEN PLC                   SHS              G2554F113   359436  6752503 SH       DEFINED 01            4139110        0  2613393
FIDELITY NATL INFORMATION SV   COM              31620M106   352281 11441395 SH       DEFINED 01            6925457        0  4515938
FISERV INC                     COM              337738108   345325  5513735 SH       DEFINED 01            3432501        0  2081234
HEWLETT PACKARD CO             COM              428236103   284608  7818909 SH       DEFINED 01            4738269        0  3080640
L-3 COMMUNICATIONS HLDGS INC   COM              502424104   324294  3708334 SH       DEFINED 01            2347943        0  1360391
LABORATORY CORP AMER HLDGS     COM NEW          50540R409   233674  2414235 SH       DEFINED 01            1523172        0   891063
NALCO HOLDING COMPANY          COM              62985Q101   169841  6107204 SH       DEFINED 01            3670996        0  2436208
NORTHROP GRUMMAN CORP          COM              666807102   153092  2207532 SH       DEFINED 01            1349360        0   858172
ORACLE CORP                    COM              68389X105   367588 11169505 SH       DEFINED 01            6768376        0  4401129
PFIZER INC                     COM              717081103   348623 16923423 SH       DEFINED 01           10305778        0  6617645
QUEST DIAGNOSTICS INC          COM              74834L100   255863  4329328 SH       DEFINED 01            2592490        0  1736838
TE CONNECTIVITY LTD            REG SHS          H84989104   351094  9550991 SH       DEFINED 01            5749353        0  3801638
THERMO FISHER SCIENTIFIC INC   COM              883556102   350227  5439146 SH       DEFINED 01            3331781        0  2107365
TJX COS INC NEW                COM              872540109   318561  6064357 SH       DEFINED 01            3753209        0  2311148
WELLS FARGO & CO NEW           COM              949746101   300896 10723300 SH       DEFINED 01            6470800        0  4252500
YUM BRANDS INC                 COM              988498101   344811  6242060 SH       DEFINED 01            3794962        0  2447098